Selected Statements of Income Data - Schedule of Computation of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Numerator for basic net income per Ordinary Share (in Dollars)	$ 11,991	$ 6,968	$ 3,713
Numerator for dilutive net income per Ordinary Share (in Dollars)	$ 11,991	$ 6,968	$ 3,713
Denominator:
Denominator for basic net income per Ordinary Share - weighted average number of Ordinary Shares	16,266,468	15,666,457	15,098,642
Effect of dilutive securities:
Share-based compensation granted	569,061	488,693	199,305
Denominator for diluted net income per Ordinary Share - adjusted weighted average number of Ordinary Shares	16,835,529	16,155,150	15,297,947